Submission	Aug. 17, 2026
Submission [Line Items]
Central Index Key	0001043000
Registrant Name	SONIDA SENIOR LIVING, INC.
Registration File Number	333-296712
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES